================================================================================






                                   MASSMUTUAL

                                    CORPORATE
                                    INVESTORS





                                     [LOGO]









                               REPORT FOR THE SIX
                              MONTHS ENDED 6/30/01





================================================================================

MassMutual Corporate Investors           Adviser
1295 State Street                           David L. Babson & Company Inc.
Springfield, Massachusetts 01111         Auditor
(413) 744-8480                              Deloitte & Touche, LLP
                                            New York, New York 10281
                                         Custodian
                                            The Chase Manhattan Bank, N.A.
                                         Transfer Agent & Registrar
                                            Shareholder Financial Services, Inc.
                                            P.O. Box 173673
                                            Denver, Colorado 80217-3673
                                            1-800-647-7374

                    Internet website: www.massmutual.com/mci


INVESTMENT OBJECTIVE AND POLICY

MassMutual Corporate Investors, a closed-end investment company, was offered to the public in September 1971 and its shares are listed on the New York Stock Exchange. The share price of Corporate Investors can be found in the financial section of most newspapers as "MassCp" or "MassMuInv" under the New York Stock Exchange listings. The trading symbol is "MCI".

The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The principal investments are long-term corporate debt obligations and occasionally preferred stocks purchased directly from issuers. These provide a fixed yield and potential capital gains through warrants, conversion rights, or other equity features which are a prerequisite to every private placement purchased.

Corporate Investors' current portfolio is characterized by broad industrial diversification. The entire portfolio is shown in the Schedule of Investments in the Financial Section of this Report.

The Trust holds investments in a number of companies that are not publicly traded at this time. Capital gains may be realized on holdings of private companies through various methods, including directly negotiated sales, put options and initial public offerings of stock.

The Trust pays quarterly dividends and intends to distribute substantially all of its net income to shareholders each year. All distributions are paid in cash unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.

Dividends are distributed in January, May, August, and November.

TO OUR SHAREHOLDERS                                                JULY 31, 2001

We are pleased to present the June 30, 2001 Quarterly Report of MassMutual Corporate Investors. The Board of Trustees declared a quarterly dividend of 47 cents per share payable on August 14, 2001 to shareholders of record on August 3, 2001. A dividend of 47 cents per share was paid in the previous quarter.

The equity markets showed signs of improvement in the second quarter of 2001. The S&P 500 was up 5.86%, the Dow Jones was up 6.76%, and the Russell 2000 was up 14.41% for the quarter. The bond market, in contrast, was more sluggish during the second quarter. The Lehman Government/Corporate Intermediate Bond Index was up a mere .67% and the Merrill Lynch High Yield declined 2.27% for this quarter.

For the quarter ended June 30, 2001, the Trust earned 44 cents per share compared to 43 cents per share in the previous quarter. During the quarter, net assets of the Trust increased to $184,455,869 or $21.25 per share from $181,697,729 or $20.99 per share on March 31, 2001. This translated into a 3.51% return for the quarter, based on change in net assets with reinvestment of dividends. Long term, the Trust had average annualized total returns of 13.85%, 15.91%, and 14.96% for the 5-, 10- and 25- year periods ended June 30, 2001, respectively, based on change in net assets with reinvestment of dividends.

The Trust continues to be very active in the private placement market. We have added three new securities totaling approximately $6.7 million. The Trust invested in Coining Corporation of America, Grand Expeditions, Inc. and Kenan-Advantage Transport Company. The weighted average coupon of these investments was 12.1%. (A brief description of these investments can be found in the Schedule of Investments.)

During the second quarter, the Trust realized $5.9 million in net capital gains. This brought our net realized gains for the six months ended June 30, 2001 to $14.1 million ($1.63 per share). Of the gains realized in the past six months, $0.20 per share represents short-term gains which, if not offset during the year, will be distributed to shareholders.

Thank you for your continued interest in, and support of, MassMutual Corporate Investors.

Sincerely,

/s/ Robert E. Joyal
Robert E. Joyal
President

CONSOLIDATED STATEMENT OF                         MASSMUTUAL CORPORATE INVESTORS
ASSETS AND LIABILITIES
June 30, 2001 and 2000
(Unaudited)

                                                                2001                  2000
                                                            -------------        -------------
ASSETS:
Investments
 (See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
 (Cost 2001 - $200,768,667; 2000 - $203,050,169)            $ 168,613,735        $ 192,661,176
Corporate public securities at market value
 (Cost 2001 - $29,872,884; 2000 - $30,107,063)                 20,376,467           26,158,824
Short-term securities at cost plus earned discount
 which approximates market value                                  964,887            8,000,497
                                                            -------------        -------------
                                                              189,955,089          226,820,497
Cash                                                              455,475            1,996,776
Interest and dividends receivable, net                          4,357,314            4,626,146
Receivable for investments sold                                10,604,292            1,619,579
Other assets                                                      628,073                8,085
                                                            -------------        -------------
   TOTAL ASSETS                                             $ 206,000,243        $ 235,071,083
                                                            =============        =============
LIABILITIES:
Payable for investments purchased                           $     581,576        $     746,365
Management fee payable                                            694,313              795,615
Note payable                                                   20,000,000           20,000,000
Interest payable                                                  187,711              136,211
Accrued expenses                                                   80,774               93,526
Accounts payable                                                       --            1,905,269
                                                            -------------        -------------
   TOTAL LIABILITIES                                           21,544,374           23,676,986
                                                            =============        =============

NET ASSETS:
Common shares, par value $1.00 per share;
 an unlimited number authorized                                 8,680,878            8,587,495
Additional paid-in capital                                     98,028,145           96,064,219
Retained net realized gain on investments,
 prior years                                                  100,353,354           98,556,100
Undistributed net investment income                             4,929,740            5,434,721
Undistributed net realized gain on investments                 14,115,101           17,088,794
Net unrealized depreciation of investments                    (41,651,349)         (14,337,232)
                                                            -------------        -------------
   TOTAL NET ASSETS                                           184,455,869          211,394,097
                                                            =============        =============
   TOTAL LIABILITIES AND NET ASSETS                         $ 206,000,243        $ 235,071,083
                                                            =============        =============
COMMON SHARES ISSUED AND OUTSTANDING                            8,680,878            8,587,495
                                                            =============        =============
NET ASSET VALUE PER SHARE                                   $       21.25        $       24.62
                                                            =============        =============


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
2

CONSOLIDATED STATEMENT OF OPERATIONS              MASSMUTUAL CORPORATE INVESTORS
For the six months ended June 30, 2001 and 2000
(Unaudited)


                                                               2001             2000
                                                           ------------     ------------
INVESTMENT INCOME:
Interest                                                   $  9,611,022     $ 10,070,230
Dividends                                                       342,002          253,946
                                                           ------------     ------------
        TOTAL INCOME                                          9,953,024       10,324,176
                                                           ------------     ------------

EXPENSES:
Management fees                                               1,378,244        1,308,340
Trustees' fees and expenses                                      74,663           73,186
Transfer Agent/Registrar's expenses                              34,000           47,250
Interest                                                        757,596          533,000
Reports to shareholders                                          57,000           24,000
Audit and legal                                                  26,250           27,333
Other                                                            51,208           35,200
                                                           ------------     ------------
        TOTAL EXPENSES                                        2,378,961        2,048,309
                                                           ------------     ------------
NET INVESTMENT INCOME (2001 - $.87 PER SHARE;
  2000 - $.96 PER SHARE)                                      7,574,063        8,275,867
                                                           ------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                             14,115,101       17,088,794
Net change in unrealized depreciation of investments        (13,351,918)         933,049
                                                           ------------     ------------
Net gain on investments                                         763,183       18,021,843
                                                           ------------     ------------
Net increase in net assets resulting from operations       $  8,337,246     $ 26,297,710
                                                           ============     ============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF CASH FLOWS              MASSMUTUAL CORPORATE INVESTORS
For the six months ended June 30, 2001 and 2000
(Unaudited)

                                                                              2001             2000
                                                                          ------------     ------------
NET (DECREASE) INCREASE IN CASH:
Cash flows from operating activities:
   Interest and dividends received                                        $  8,835,520     $  8,631,408
   Interest expense paid                                                      (757,596)        (533,000)
   Operating expenses paid                                                  (1,910,026)         724,607
   Federal income tax paid                                                  (1,160,120)      (7,499,999)
                                                                          ------------     ------------
        NET CASH PROVIDED BY OPERATING ACTIVITIES                            5,007,778        1,323,016
                                                                          ------------     ------------
Cash flows from investing activities:
   Change in short-term portfolio securities, net                            6,157,422        6,397,337
   Purchase of portfolio securities                                        (24,221,887)     (77,541,272)
   Proceeds from disposition of portfolio securities                        26,211,205       88,010,626
                                                                          ------------     ------------
        NET CASH PROVIDED BY INVESTING ACTIVITIES                            8,146,740       16,866,691
                                                                          ------------     ------------
        NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES             13,154,518       18,189,707
                                                                          ------------     ------------
Cash flows from financing activities:
   Increase in receipts for shares issued on reinvestment of dividends       2,057,307               --
   Cash dividends paid from net investment income                           (8,954,607)      (7,785,994)
   Cash dividends paid from net realized gain on investments                (6,879,442)      (8,616,121)
                                                                          ------------     ------------
        NET CASH USED FOR FINANCING ACTIVITIES                             (13,776,742)     (16,402,115)
                                                                          ------------     ------------

NET (DECREASE) INCREASE IN CASH                                               (622,224)       1,787,592
Cash - beginning of year                                                     1,077,699          209,184
                                                                          ------------     ------------
CASH - END OF PERIOD                                                      $    455,475     $  1,996,776
                                                                          ============     ============
RECONCILIATION OF NET INCREASE IN NET ASSETS TO
NET CASH FROM OPERATING AND INVESTING ACTIVITIES:

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $  8,337,246     $ 26,297,710
                                                                          ------------     ------------

   Decrease (increase) in investments                                       16,157,174       (1,226,029)
   Decrease (increase) in interest and dividends receivable, net               244,049         (958,173)
   Increase in receivable for investments sold                              (9,362,884)      (1,402,167)
   Increase in other assets                                                   (628,073)          (8,085)
   Increase in payable for investments purchased                              (144,213)         746,365
   Increase in management fee payable                                           97,208          322,029
   (Decrease) increase in accounts payable                                    (353,515)       1,905,269
   Decrease (increase) in accrued expenses                                     (32,354)          12,787
   Decrease in accrued taxes                                                (1,160,120)      (7,499,999)
                                                                          ------------     ------------
   Total adjustments to net assets from operations                           4,817,272       (8,108,003)
                                                                          ------------     ------------
   Net cash provided by operating and investing activities                $ 13,154,518     $ 18,189,707
                                                                          ============     ============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
4

CONSOLIDATED STATEMENT OF                         MASSMUTUAL CORPORATE INVESTORS
CHANGES IN NET ASSETS
For the six months ended June 30, 2001 and 2000
(Unaudited)



                                                                               2001             2000
                                                                           ------------     ------------
INCREASE IN NET ASSETS:

OPERATIONS:
   Net investment income                                                   $  7,574,063     $  8,275,867
   Net realized gain on investments                                          14,115,101       17,088,794
   Net change in unrealized depreciation of investments                     (13,351,918)         933,049
                                                                           ------------     ------------
   Net increase in net assets resulting from operations                       8,337,246       26,297,710

   Net increase in shares of beneficial interest transactions                 2,057,307               --
                                                                           ------------     ------------
Dividends to shareholders from:
   Net investment income (2001 - $.47 per share; 2000 - $.45 per share)      (4,069,181)      (3,864,373)
                                                                           ------------     ------------

        TOTAL INCREASE                                                        6,325,372       22,433,337

NET ASSETS, BEGINNING OF YEAR                                               178,130,497      188,960,760
                                                                           ------------     ------------
NET ASSETS, END OF PERIOD (INCLUDING UNDISTRIBUTED NET
INVESTMENT INCOME IN 2001 - $4,929,740; 2000 - $5,434,721)                 $184,455,869     $211,394,097
                                                                           ============     ============





                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED SELECTED PER SHARE DATA              MASSMUTUAL CORPORATE INVESTORS
Selected data for each share of beneficial interest outstanding for the periods ended:

                                                         For the six
                                                         months ended       For the
                                                          6/30/2001        year ended
                                                         (Unaudited)       12/31/2000
                                                          ----------       ----------
Net asset value:
   Beginning of year                                      $    20.74       $    22.00
                                                          ----------       ----------
Net investment income                                           0.87             1.96
Net realized and unrealized gain (loss) on investments          0.11            (0.46)
                                                          ----------       ----------
Total from investment operations                                0.98             1.50
                                                          ----------       ----------
Dividends from net investment income to common
  shareholders                                                 (0.47)           (1.96)
Distributions from net realized gain on investments
  to common shareholders                                          --            (0.80)
                                                          ----------       ----------
Total distributions                                            (0.47)           (2.76)
                                                          ----------       ----------
Net asset value:
   End of period                                          $    21.25       $    20.74
                                                          ==========       ==========
Per share market value:
   End of period                                          $    24.70       $    22.00
                                                          ==========       ==========
Total investment return:
   Market value                                                14.47%*          17.55%
   Net asset value                                              4.75%*           7.28%

Net assets (in millions):
   End of period                                          $   184.46       $   178.13

Ratio of operating expenses to average net assets               0.89%*           1.47%

Ratio of interest expenses to average net assets                0.41%*           0.58%

Ratio of total expenses to average net assets                   1.30%*           2.05%

Ratio of net investment income to average net assets            4.14%*           8.56%

Portfolio turnover                                             12.41%*          59.75%

* Percentages represent results for the period and are not annualized.



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

CONSOLIDATED SCHEDULE OF INVESTMENTS              MASSMUTUAL CORPORATE INVESTORS
June 30, 2001
(Unaudited)

                                                            Shares, Units,
                                                               Warrants,
                                                             Ownership or
                                                               Principal    Acquisition                    Fair Value
                                                                Amount          Date           Cost        at 6/30/01
                                                              ----------     ----------     ----------     ----------
CORPORATE RESTRICTED SECURITIES - 91.41%: (A)

PRIVATE PLACEMENT INVESTMENTS - 88.23%

ADORN, INC
A manufacturer of wall panels, cabinets, moldings and
countertops for houses and recreational vehicles
     12.5% Subordinated Note due 2010                         $2,125,000        2/29/00     $1,840,315     $2,071,450
     Warrant, exercisable until 2010, to purchase
     common stock at $.02 per share (B)                         364 shs.        2/29/00        307,759         37,119
                                                                                            ----------     ----------
                                                                                             2,148,074      2,108,569
ADVENTURE ENTERTAINMENT CORPORATION                                                         ----------     ----------
An owner and operator of themed family entertainment
centers
     19% Senior Subordinated Note due 2004 (B)                $  207,048        12/9/99        207,048         51,762
     7% Redeemable Series B Preferred Stock (B)               2,114 shs.       10/31/97      2,002,235        197,817
     Warrant, exercisable until 2005, to purchase
     Class A common stock at $.01 per share (B)               6,447 shs.       10/31/97         25,005             64
                                                                                            ----------     ----------
                                                                                             2,234,288        249,643
                                                                                            ----------     ----------
ALPHA SHIRT COMPANY
A domestic distributor of imprintable apparel and other
related items
     12% Senior Subordinated Note due 2007                    $3,181,500        4/30/99      2,811,313      3,205,043
     Common Stock (B)                                         1,060 shs.        4/30/99      1,059,950        465,482
     Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                         576 shs.        4/30/99        445,410        253,119
                                                                                            ----------     ----------
                                                                                             4,316,673      3,923,644
                                                                                            ----------     ----------
AMERICA'S BODY CO./LCP HOLDING CO
A designer and manufacturer of commercial work vehicles
     12% Senior Subordinated note Due 2007                    $3,500,000        11/2/98      3,084,667      3,371,900
     Warrant, exercisable until 2007, to
     purchase common stock at $.01 per share (B)                 58 shs.        11/2/98        513,333         96,556
                                                                                            ----------     ----------
                                                                                             3,598,000      3,468,456
                                                                                            ----------     ----------
BETA BRANDS, INC. - T.S.E
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market
     Senior Secured Revolving Credit Note due 2005            $  610,695       12/23/97        610,695        305,348
     Senior Secured Tranche A Floating Rate Note due 2004     $2,408,778              *      2,408,778      1,204,389
     17.75% Senior Secured Tranche B Note due 2005            $  794,620       12/23/97        794,620        397,310
     Limited Partnership Interests of CM Equity
     Partners (B)                                             6.27% int.       12/22/97        783,881          7,868
     Warrant, exercisable until 2005, to purchase common
     stock at $.81 per share (B)                            214,419 shs.       12/23/97             --          2,144
                                                                                            ----------     ----------
                                                                                             4,597,974      1,917,059
                                                                                            ----------     ----------

* 12/23/97 and 1/31/99.

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
June 30, 2001
(Unaudited)

                                                            Shares, Units,
                                                               Warrants,
                                                             Ownership or
                                                               Principal    Acquisition                    Fair Value
                                                                Amount          Date           Cost        at 6/30/01
                                                              ----------     ----------     ----------     ----------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

BETTER MINERALS & AGGREGATES
A producer of high grade industrial and specialty silica
sands.
     14% Redeemable Preferred Stock                             784 shs.        9/30/99     $  531,734     $  502,952
     Redeemable Preferred Stock Series A (B)                 42,001 shs.       12/19/96        388,898        330,565
     Convertible Preferred Stock Series B, convertible
     into Series B common stock at $9.26 per share (B)       84,002 shs.       12/19/96        777,802        661,129
     Common Stock (B)                                        20,027 shs.        9/30/99        799,068        679,208
     Warrants, exercisable until 2005 and 2010, to
     purchase Series A and B preferred stock and
     common stock at $.01 per unit (B)                       11,399 shs.              *        128,502            114
                                                              ----------     ----------     ----------     ----------
                                                                                             2,626,004      2,173,968
                                                              ----------     ----------     ----------     ----------
C & K MANUFACTURING AND SALES COMPANY
A manufacturer and distributor of branded packaging and
supply products.
     Senior Secured Floating Rate Revolving Credit
     Facility due 2002                                        $  652,244        8/29/96        652,244        130,449
     Senior Secured Series A Floating Rate Term Note
     due 2002                                                 $2,159,798        8/29/96      2,159,798        431,960
     12% Series B Term Note due 2004                          $  529,521        8/29/96        515,833        105,904
     Membership Interests (B)                                 5.63% int.        8/29/96        125,750             --
     Warrant, exercisable until 2004, to purchase
     membership interests at $.01 per interest (B)               36 int.        8/29/96         26,650             --
                                                              ----------     ----------     ----------     ----------
                                                                                             3,480,275        668,313
                                                              ----------     ----------     ----------     ----------
CAINS FOODS, L.P.
A producer of mayonnaise, sauce and pickle products for
both the retail and food service markets.
     8% Junior Subordinated Convertible Note due 2004,
     convertible into partnership points at $1,388.89
     per point                                                $  108,108        9/29/95        108,108        527,016
     Warrant, exercisable until 2006, to purchase
     partnership points at $.01 per point (B)                    39 pts.        9/29/95         50,261        296,453
                                                              ----------     ----------     ----------     ----------
                                                                                               158,369        823,469
                                                              ----------     ----------     ----------     ----------
CAPESUCCESS LLC
A provider of diversified staffing services.
     Preferred Membership Interests                           1,882 int.        3/31/98          8,396          7,556
     Common Membership Interests                             24,318 int.        3/31/98        108,486         97,640
                                                              ----------     ----------     ----------     ----------
                                                                                               116,882        105,196
                                                              ----------     ----------     ----------     ----------
CAPITOL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging
pharmaceuticals products.
     Common Stock (B)                                           109 shs.             **            503            403
                                                              ----------     ----------     ----------     ----------

* 12/19/96 and 9/30/99.
**12/30/97 and 5/29/99.
--------------------------------------------------------------------------------
8

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
June 30, 2001
(Unaudited)

                                                            Shares, Units,
                                                               Warrants,
                                                             Ownership or
                                                               Principal    Acquisition                    Fair Value
                                                                Amount          Date           Cost        at 6/30/01
                                                              ----------     ----------     ----------     ----------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

CHAPARRAL RESOURCES, INC. - O.T.C.
An international oil and gas exploration and production
company.
     Common Stock (B)                                           164 shs.        12/3/97     $    6,395     $      295
                                                                                            ----------     ----------
COINING CORPORATION OF AMERICA
A manufacturer of close tolerance parts and metal stampings.
     Senior Secured Floating Rate Tranche A Note due 2008     $1,490,741        6/26/01      1,490,741      1,480,157
     12% Senior Secured Tranche B Note due 2008               $  648,148        6/26/01        648,148        644,842
     Limited Partnership Interest                               324 shs.        6/26/01        324,074        259,259
     Warrant, exercisable until 2008, to purchase common
     stock at $.01 per share (B)                            107,036 shs.        6/26/01         79,398          1,070
                                                                                            ----------     ----------
                                                                                             2,542,361      2,385,328
                                                                                            ----------     ----------
COLIBRI HOLDINGS CORPORATION
A manufacturer and distributor of wild bird feeders and
accessories.
     12.5% Senior Subordinated Note due 2008                  $1,593,750        9/22/00      1,341,664      1,471,669
     Common Stock (B)                                         1,429 shs.        9/22/00        531,250        478,120
     Warrant, exercisable until 2008, to purchase common
     stock at $.01 per share (B)                                843 shs.        9/22/00        265,625              8
                                                                                            ----------     ----------
                                                                                             2,138,539      1,949,797
                                                                                            ----------     ----------
CONSUMER PRODUCT ENTERPRISES, INC.
A manufacturer of colored acrylic felt for consumer use.
     Senior Secured Floating Rate Revolving Credit
     Notes due 2000                                           $  665,185        12/8/95        665,185        332,592
     10.75% Senior Secured Term Note due 2003                 $  613,774        12/8/95        613,774        306,887
     12% Senior Subordinated Note due 2005                    $  800,575        12/8/95        772,090        200,144
     Common Stock (B)                                       184,560 shs.        12/8/95        184,560             --
     Warrant, exercisable until 2005, to purchase common
     stock at $.01 per share (B)                            138,420 shs.        12/8/95         50,853             --
                                                                                            ----------     ----------
                                                                                             2,288,462        839,623
                                                                                            ----------     ----------
CORVEST PROMOTIONAL PRODUCTS, INC.
A manufacturer and distributor of promotional products.
     12% Senior Subordinated Note due 2007                    $3,863,636              *      3,620,137      3,771,681
     Common Stock (B)                                            56 shs.              *         96,591         10,526
     Limited Partnership Interest                            19.32% int.              *        287,805        218,808
     Warrant, exercisable until 2007, to purchase common
     stock at $.01 per share (B)                                183 shs.              *        297,203         34,392
                                                                                            ----------     ----------
                                                                                             4,301,736      4,035,407
                                                                                            ----------     ----------
DHD HEALTHCARE, INC.
A designer, manufacturer and distributor of plastic,
noninvasive medical devices used for respiratory care.
     Senior Secured Floating Rate Tranche A Note due 2008     $1,394,530         2/8/01      1,394,530      1,373,891
     12% Senior Secured Tranche B Note due 2009               $  574,220         2/8/01        492,190        553,893
     Limited Partnership Interests of Riverside Capital
     Appreciation Fund (B)                                  163,896 shs.         2/8/01        163,896        131,117
     Warrants, exercisable until 2008, to purchase common
     stock at $.01 per share (B)                                927 shs.         2/8/01         82,030              9
                                                                                            ----------     ----------
                                                                                             2,132,646      2,058,910
                                                                                            ----------     ----------

*3/5/99 and 3/24/99.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
June 30, 2001
(Unaudited)

                                                            Shares, Units,
                                                               Warrants,
                                                             Ownership or
                                                               Principal    Acquisition                    Fair Value
                                                                Amount          Date           Cost        at 6/30/01
                                                              ----------     ----------     ----------     ----------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name automotive security systems, audio products and installation accessories.
     12% Senior Subordinated Note due 2007                    $3,355,267       12/22/99     $2,989,963     $3,415,327
     8% Convertible Class B Subordinated Promissory
     Note due 2008                                            $   74,562       12/22/99         74,562         73,600
     Class B common stock (B)                                26,097 shs.       12/22/99        260,965        234,869
     Limited Partnership Interests                            8.85% int.       12/22/99        530,046        477,044
     Warrants, exercisable until 2007, to purchase common
     stock at $.01 per share (B)                             45,255 shs.       12/22/99        413,816            453
                                                                                            ----------     ----------
                                                                                             4,269,352      4,201,293
                                                                                            ----------     ----------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment maintenance
services and temporary production labor to industrial customers.
     12% Senior Subordinated Note due 2006                    $2,985,373        8/28/98      2,784,133      1,492,686
     Membership Interests of MM/Lincap Diversco
     Investments Ltd., LLC (B)                                3.48% int.        8/27/98        734,090             --
     Warrant, exercisable until 2003 & 2006, to purchase
     common stock of DHI Holdings, Inc. at $.01 per share     3,627 shs.              *        403,427             --
                                                                                            ----------     ----------
                                                                                             3,921,650      1,492,686
                                                                                            ----------     ----------
EAST RIVER VENTURES LP
An acquirer of controlling or substantial interests in
other entities.
     Limited Partnership Interest                            32,191 int.         1/1/01         32,191         28,972
                                                                                            ----------     ----------
ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural
medicines and nutritional supplements.
     12% Senior Note due 2009                                 $1,593,750        3/30/00      1,334,587      1,543,388
     Limited Partnership Interest                             1.37% int.        3/30/00        531,250        478,125
     Warrant, exercisable until 2009, to purchase common
     stock at $.01 per share (B)                                478 shs.        3/30/00        255,000              5
                                                                                            ----------     ----------
                                                                                             2,120,837      2,021,518
                                                                                            ----------     ----------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control
center systems.
     Senior Secured Tranche A Floating Rate Note due 2005     $1,155,800         3/2/98      1,155,800      1,145,167
     8.85% Senior Secured Tranche A Note due 2005             $1,155,800         3/2/98      1,155,800      1,094,080
     11.75% Senior Secured Tranche B Note due 2006            $  700,000         3/2/98        620,793        705,670
     Common Stock (B)                                        26,906 shs.        2/11/98         94,880         75,905
     Limited Partnership Interests of CM Equity Partners(B) 126,445 int.        2/11/98        126,445        101,156
     Warrant, exercisable until 2006, to purchase common
     stock at $.01 per share (B)                             34,783 shs.         3/2/98        112,000            348
                                                                                            ----------     ----------
                                                                                             3,265,718      3,122,326
                                                                                            ----------     ----------

*10/24/96 and 8/28/98.
--------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
June 30, 2001
(Unaudited)

                                                            Shares, Units,
                                                               Warrants,
                                                             Ownership or
                                                               Principal    Acquisition                    Fair Value
                                                                Amount          Date           Cost        at 6/30/01
                                                              ----------     ----------     ----------     ----------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

EVOLVE SOFTWARE, INC.
A provider of Internet-based end-to-end solutions for
automating professional services organizations.
     Common Stock (B)                                           175 shs.        4/20/01     $      735     $      735
                                                                                            ----------     ----------
EXAMINATION MANAGEMENT SERVICES, INC.
A national full-service evidence provider to the insurance
industry and a provider of occupational health testing.
     12% Senior Subordinated Note due 2007                    $2,109,637        3/16/99      1,966,474      1,955,844
     Limited Partnership Interest (B)                         5.27% int.         3/1/99      2,140,363      1,926,327
     Warrants, exercisable until 2007, to purchase common
     stock at $.01 per share (B)                             77,233 shs.        3/16/99        175,803         77,233
                                                                                            ----------     ----------
                                                                                             4,282,640      3,959,404
                                                                                            ----------     ----------
FAIRMARKET INC.
A developer and deliverer of e-business selling and marketing solutions for retailers, distributors and manufacturers.
     Common Stock (B)                                           217 shs.        4/20/01            371            371
                                                                                            ----------     ----------
FASTENERS FOR RETAIL, INC.
A designer and marketer of low-cost fasteners for point of
purchase displays and signage in retail environments.
     12.5% Senior Subordinated Note due 2007                  $3,650,000       12/22/99      3,239,755      3,796,000
     Class B Common Stock (B)                                   600 shs.       12/22/99        600,000        480,000
     Warrant, exercisable until 2007, to purchase common
     stock at $.02 per share (B)                                589 shs.       12/22/99        462,927              6
                                                                                            ----------     ----------
                                                                                             4,302,682      4,276,006
                                                                                            ----------     ----------
FLEMING ACQUISITION CORPORATION
A supplier of high-quality, premium printed labels for
distilled spirits, wine, food and household products.
     Common Stock (B)                                           545 shs.        4/28/95        272,500        101,214
     Warrant, exercisable until 2005, to purchase common
     stock at $.01 per share (B)                                380 shs.        4/28/95        170,455         70,517
     Incentive Warrant, exercisable until 2005, to purchase
     common stock at $.01 per share (B)                          19 shs.        4/28/95          2,273             --
                                                                                            ----------     ----------
                                                                                               445,228        171,731
                                                                                            ----------     ----------
G C-SUN HOLDINGS, LP
A value-added national distributor of maintenance, repair
and operating supplies such as fasteners, electrical
components and tools.
     12% Senior Subordinated Note due 2008                    $1,725,000         3/2/00      1,409,532      1,711,890
     Warrant, exercisable until 2008, to purchase common
     stock at $.01 per share (B)                                880 shs.         3/2/00        347,288         85,304
                                                                                            ----------     ----------
                                                                                             1,756,820      1,797,194
                                                                                            ----------     ----------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
June 30, 2001
(Unaudited)

                                                            Shares, Units,
                                                               Warrants,
                                                             Ownership or
                                                               Principal    Acquisition                    Fair Value
                                                                Amount          Date           Cost        at 6/30/01
                                                              ----------     ----------     ----------     ----------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

GOLDEN BEAR OIL SPECIALTIES
A manufacturer of asphalt and specialty lubricating and
processing oils.
     17% Senior Subordinated Note due 2005 (B)                $3,434,795        7/18/97     $3,364,798     $       --
     18% Bridge Preferred Stock (B)                             295 shs.        5/30/00        288,540             --
     12% Preferred Stock (B)                                    393 shs.        7/18/97        311,111             --
     Common Stock (B)                                        27,073 shs.        7/18/97         77,841             --
     Warrant, exercisable until 2005, to purchase common
     stock at $.001 per share (B)                            23,333 shs.        7/18/97         69,999             --
     Warrant, exercisable until 2010, to purchase common
     stock at $.001 per share (B)                            17,111 shs.        7/18/97             --             --
                                                                                            ----------     ----------
                                                                                             4,112,289             --
                                                                                            ----------     ----------
GRAND EXPEDITIONS, INC.
A luxury travel tour operation provider.
     15% Senior Subordinated Note due 2010                    $2,125,000        6/21/01      1,117,635      2,029,800
     Warrant, exercisable until 2010, to purchase common
     stock at $.01 per share (B)                             10,018 shs.        6/21/01      1,007,533            100
                                                                                            ----------     ----------
                                                                                             2,125,168      2,029,900
                                                                                            ----------     ----------
HAMILTON FUNERAL SERVICES
The largest privately held owner and operator of funeral
homes in the United States.
     16.5% Senior Subordinated Note due 2007                  $3,391,040              *      3,391,040      2,373,728
     Warrant, exercisable until 2007, to purchase common
     stock at $1 per share (B)                              338,280 shs.              *         48,447          3,383
                                                                                            ----------     ----------
                                                                                             3,439,487      2,377,111
                                                                                            ----------     ----------
HIGHGATE CAPITAL, LLC
An acquirer of controlling or substantial interests in
manufacturing and marketing entities.
     Series A Preferred Units (B)                            100,000 uts.       7/21/94        513,209        700,000
                                                                                            ----------     ----------
HUSSEY SEATING COMPANY
A manufacturer of spectator seating products.
     Senior Secured Floating Rate Revolving Note due 2003     $1,701,000        6/12/96      1,701,000      1,020,600
     Senior Secured Floating Rate Note due 2003               $1,327,500             **      1,327,500        796,500
     10% Senior Secured Note due 2003                         $  337,501        6/12/96        337,501        202,501
     12% Subordinated Secured Note due 2006                   $1,350,000        6/12/96      1,220,952        405,000
     Warrant, exercisable until 2006, to purchase common
     stock at $.01 per share (B)                              4,189 shs.        6/12/96        225,000             --
                                                                                            ----------     ----------
                                                                                             4,811,953      2,424,601
                                                                                            ----------     ----------
IBEAM BROADCASTING CORPORATION
A provider of an Internet broadcast network that delivers
streaming media with viewing and listening quality.
     Common Stock (B)                                           461 shs.        4/20/01          2,360          2,360
                                                                                            ----------     ----------

* 1/25/99 and 7/16/99.
**6/12/96 and 6/11/99.
--------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
June 30, 2001
(Unaudited)

                                                            Shares, Units,
                                                               Warrants,
                                                             Ownership or
                                                               Principal    Acquisition                    Fair Value
                                                                Amount          Date           Cost        at 6/30/01
                                                              ----------     ----------     ----------     ----------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

IMMEDIENT CORPORATION
A provider of diversified staffing services.
     Common Stock (B)                                         6,855 shs.        3/31/98     $   37,702     $   33,932
                                                                                            ----------     ----------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network
systems for the industrial and office environments.
     Senior Secured Floating Rate Revolving Note due 2007     $   40,283         6/1/00         40,283         39,437
     11% Senior Secured Note due 2007                         $2,014,135         6/1/00      2,014,135      1,980,499
     Common Stock (B)                                           228 shs.         6/1/00        262,200        209,760
                                                                                            ----------     ----------
                                                                                             2,316,618      2,229,696
                                                                                            ----------     ----------
JACKSON PRODUCTS, INC.
A manufacturer and distributor of a variety of industrial
and highway safety products.
     Common Stock (B)                                           226 shs.        8/16/95         22,634        164,662
     Warrant, exercisable until 2005, to purchase common
     stock at $.01 per share (B)                              1,042 shs.        8/16/95         95,627        757,186
                                                                                            ----------     ----------
                                                                                               118,261        921,848
                                                                                            ----------     ----------
JASON, INC.
A diversified manufacturing company serving various
industrial markets.
     13% Senior Subordinated Note due 2008                    $  963,687         8/4/00        855,059        939,980
     14% Cumulative Redeemable Preferred Stock Series A         289 shs.         8/4/00        289,224        278,374
     Limited Partnership Interests of Saw Mill Capital
     Fund II L.P. (B)                                         2.40% int.         8/3/00        886,896        709,506
     Warrant, exercisable until 2009, to purchase common
     stock at $.01 per share (B)                             50,870 shs.         8/4/00        115,412         21,518
                                                                                            ----------     ----------
                                                                                             2,146,591      1,949,378
                                                                                            ----------     ----------
KAPPLER SAFETY GROUP, INC.
A manufacturer of protective apparel for the
industrial/safety, clean room and healthcare markets.
     13% Senior Subordinated Note due 2004                    $2,666,400        12/2/96      2,543,475      2,558,144
     Warrant, exercisable until 2004, to purchase common
     stock at $.01 per share (B)                             57,418 shs.        12/2/96        333,300            574
                                                                                            ----------     ----------
                                                                                             2,876,775      2,558,718
                                                                                            ----------     ----------
KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns, kits and
notions to consumers.
     Senior Secured Floating Rate Tranche A Note due 2007     $1,284,247        6/16/00      1,284,247      1,269,992
     12% Senior Secured Tranche B Note due 2008               $  550,392        6/16/00        508,088        543,842
     Limited Partnership Interests of Riverside XVI
     Holding Company L.P. (B)                                 5.90% int.        6/12/00        416,018        374,407
     Warrant, exercisable until 2008, to purchase common
     stock at $.01 per share (B)                              1,108 shs.        6/12/00         45,866             11
                                                                                            ----------     ----------
                                                                                             2,254,219      2,188,252
                                                                                            ----------     ----------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
June 30, 2001
(Unaudited)

                                                            Shares, Units,
                                                               Warrants,
                                                             Ownership or
                                                               Principal    Acquisition                    Fair Value
                                                                Amount          Date           Cost        at 6/30/01
                                                              ----------     ----------     ----------     ----------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

KENAN-ADVANTAGE TRANSPORT COMPANY
A transporter of light petroleum, petrochemicals,
lubricants and residual fuels.
     12.5% Senior Subordinated Note due 2009                  $1,817,435        4/30/01     $1,817,435     $1,790,900
     Preferred Stock                                            289 shs.        4/30/01        307,000        245,600
     Warrant, exercisable until 2009, to purchase common
     stock at $.01 per share (B)                             50,870 shs.        4/30/01             14            269
                                                                                            ----------     ----------
                                                                                             2,124,449      2,036,769
                                                                                            ----------     ----------
LANCASTER LABORATORIES, INC.
One of the largest laboratory testing operations in the
United States.
     12% Senior Subordinated Note due 2007                    $1,669,643        9/25/00      1,342,631      1,667,472
     Common Stock (B)                                       455,357 shs.        9/25/00        455,357        409,821
     Warrant, exercisable until 2007, to purchase common
     stock at $.01 per share (B)                            405,485 shs.        9/25/00        348,348          4,055
                                                                                            ----------     ----------
                                                                                             2,146,336      2,081,348
                                                                                            ----------     ----------
LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external
accessories for new and used sport utility vehicles, trucks
and vans.
     12.5% Senior Subordinated Note due 2006                  $3,845,000              *      3,342,578      3,497,028
     Common Stock (B)                                        58,001 shs.              *        406,003         11,600
     Warrant, exercisable until 2006, to purchase common
     stock at $.11 per share (B)                            108,404 shs.              *        602,127         12,141
                                                                                            ----------     ----------
                                                                                             4,350,708      3,520,769
                                                                                            ----------     ----------
MAGNETIC DATA TECHNOLOGIES, INC./MDT HOLDINGS LLC
A provider of post-sales and warranty repair services to
electronic component manufacturers.
     12% Senior Subordinated Note due 2007                    $2,700,000         4/9/99      2,194,264      1,979,100
     Limited Partnership Interests of MDT Holdings LLC (B)    5.70% int.         4/9/99      1,099,500        109,950
     Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                     665,776 shs.         4/9/99        603,257          6,658
                                                                                            ----------     ----------
                                                                                             3,897,021      2,095,708
                                                                                            ----------     ----------
MAXTEC INTERNATIONAL CORP.
A manufacturer and distributor of remote control operating
systems for overhead cranes.
     Senior Floating Rate Revolving Credit Facility due 2001  $  461,536        6/28/95        461,536        461,121
     Common Stock (B)                                        76,923 shs.        6/28/95        230,769        207,692
     Warrant, exercisable until 2005, to purchase common
     stock at $.01 per share (B)                             39,563 shs.        6/28/95        171,429            396
                                                                                            ----------     ----------
                                                                                               863,734        669,209
                                                                                            ----------     ----------

* 12/23/98 and 1/28/99.
--------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
June 30, 2001
(Unaudited)

                                                            Shares, Units,
                                                               Warrants,
                                                             Ownership or
                                                               Principal    Acquisition                    Fair Value
                                                                Amount          Date           Cost        at 6/30/01
                                                              ----------     ----------     ----------     ----------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

MERIT INDUSTRIES, INC.
A designer and manufacturer of coin-operated video and
dart games.
     12% Senior Subordinated Note due 2006                    $2,750,290        8/19/98     $2,613,171     $1,375,145
     Limited Partnership Interests of Riverside X
     Holding Company L.P. (B)                                 7.51% int.              *      1,575,033        393,801
     Warrants, exercisable until 2006, to purchase limited
     partnership interests at $.01 per share (B)              1,855 int.        8/19/98        185,411             19
                                                                                            ----------     ----------
                                                                                             4,373,615      1,768,965
                                                                                            ----------     ----------
MOSS, INC.
A manufacturer and distributor of large display and
exhibit structures.
     Senior Secured Floating Rate Revolving Note due 2005     $  134,480        9/21/00        134,480        130,069
     Senior Secured Tranche A Floating Rate Note due 2007     $1,344,800        9/21/00      1,344,800      1,322,611
     12% Senior Secured Tranche B Note due 2008               $  420,250        9/21/00        382,189        407,727
     Limited Partnership Interests of Riverside Capital
     Appreciation Fund L.P. (B)                               6.23% int.        9/20/00        186,899        149,512
     Warrant, exercisable until 2008, to purchase common
     stock at $.01 per share (B)                                463 shs.        9/21/00         40,344              5
                                                                                            ----------     ----------
                                                                                             2,088,712      2,009,924
                                                                                            ----------     ----------
NEXELL THERAPEUTICS
A provider of cell therapy technology to the medical
community.
     3% Cumulative Convertible Preferred Stock Series B,
     due 2008, convertible into common stock at $11 per share   969 shs.       11/24/99      3,875,000      3,835,088
     Warrant, exercisable until 2008, to purchase common
     stock at $12 per share (B)                              46,131 shs.       11/24/99             --            461
                                                                                            ----------     ----------
                                                                                             3,875,000      3,835,549
                                                                                            ----------     ----------
NPC, INC.
A manufacturer of flexible connectors and equipment used
in the installation of sewers and storm drain pipelines.
     Senior Secured Floating Rate Revolving Note due 2006     $  213,559        6/25/99        302,542        294,071
     Senior Secured Floating Rate Note due 2006               $3,020,975        6/25/99      3,020,975      2,963,878
     12% Senior Secured Tranche B Note due 2007               $  978,814        6/25/99        858,171        935,746
     Limited Partnership Interests of Riverside XIII
     Holding Company L.P.                                     4.25% int.        6/11/99        343,870        275,083
     Warrant, exercisable until 2007, to purchase common
     stock at $.01 per share (B)                                201 shs.        6/25/99        142,373         26,340
                                                                                            ----------     ----------
                                                                                             4,667,931      4,495,118
                                                                                            ----------     ----------

* 8/12/98, 8/11/99 and 3/3/00.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
June 30, 2001
(Unaudited)

                                                            Shares, Units,
                                                               Warrants,
                                                             Ownership or
                                                               Principal    Acquisition                    Fair Value
                                                                Amount          Date           Cost        at 6/30/01
                                                              ----------     ----------     ----------     ----------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

OLYMPIC BOAT CENTERS, INC.
An operator of boat dealerships in Washington state,
Wisconsin, Minnesota, and British Columbia.
     12% Senior Subordinated Note due 2006                    $2,774,000         8/7/98     $2,516,521     $2,676,355
     12% Senior Subordinated Note due 2008                    $  307,071         2/9/00        272,553        303,570
     Limited Partnership Interest of Riverside VIII
     Holding Company L.P. (B)                                 9.87% int.              *      1,012,429        910,952
     Warrant, exercisable until 2007, to purchase common
     stock at $.01 per share (B)                             28,648 shs.             **        389,188        196,985
                                                                                            ----------     ----------
                                                                                             4,190,691      4,087,862
                                                                                            ----------     ----------
PAR ACQUISITION CORP.
A manufacturer of fuel handling systems for nuclear
power plants and hazardous waste.
     8% Convertible Preferred Stock due 2001,
     convertible into common stock at $2 per share           83,333 shs.         2/5/93        166,667        513,333
     Common Stock (B)                                       133,333 shs.         2/5/93        333,333        821,333
                                                                                            ----------     ----------
                                                                                               500,000      1,334,666
                                                                                            ----------     ----------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the
nutritional, pharmaceutical, personal care and food
packaging markets.
     12% Senior Subordinated Note due 2008 $ 2,125,000 12/19/00 1,870,032 2,117,775
     Membership Interests of MM/Lincap PPI
     Investments, Inc., LLC (B) 265,625 int. 12/21/00 265,625 212,500
                                                                                            ----------     ----------
                                                                                             2,135,657      2,330,275
                                                                                            ----------     ----------
PGT INDUSTRIES, INC.
A manufacturer of residential windows and patio doors and
a provider of custom patio rooms and porch enclosures.
     12.2% Senior Subordinated Notes due 2009                 $1,965,000        1/29/01      1,714,236      1,930,023
     Common Stock (B)                                           115 shs.        1/29/01        115,000         92,000
     Warrant, exercisable until 2009, to purchase common
     stock at $.01 per share (B)                                325 shs.        1/29/01        264,519              3
                                                                                            ----------     ----------
                                                                                             2,093,755      2,022,026
                                                                                            ----------     ----------
PHARMACEUTICAL BUYERS, INC.
A group purchasing organization which specializes in
arranging and negotiating contracts for the purchase of
pharmaceutical goods and medical equipment.
     10.5% Senior Secured Note due 2005                       $  449,196       11/30/95        449,196        455,620
     10.5% Senior Secured Convertible Note due 2005,
     convertible into common stock at $50,000 per share       $  195,000       11/30/95        195,000        212,004
     Common Stock                                                 6 shs.       11/30/95        337,500        288,483
                                                                                            ----------     ----------
                                                                                               981,696        956,107
                                                                                            ----------     ----------

* 8/7/98, 2/23/99 and 12/22/99.
**8/7/98 and 2/9/00.
--------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
June 30, 2001
(Unaudited)

                                                            Shares, Units,
                                                               Warrants,
                                                             Ownership or
                                                               Principal    Acquisition                    Fair Value
                                                                Amount          Date           Cost        at 6/30/01
                                                              ----------     ----------     ----------     ----------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

PLASSEIN PACKAGING, INC.
A manufacturer of flexible packaging products.
     13% Senior Subordinated Note due 2007                    $  716,293        8/15/00     $  627,739     $  698,457
     12% Junior Subordinated Note due 2008                    $  602,992        8/15/00        416,532        528,402
     Convertible Preferred Stock, convertible into common
     stock at $1 per share (B)                              288,256 shs.        8/15/00        288,256        259,430
     Common Stock (B)                                       446,960 shs.        8/15/00        289,552        260,578
     Warrant, exercisable until 2008, to purchase common
     stock at $.01 per share (B)                            299,447 shs.        8/15/00         95,840          2,995
                                                                                            ----------     ----------
                                                                                             1,717,919      1,749,862
                                                                                            ----------     ----------
POLYMER TECHNOLOGIES, INC./POLI-TWINE WESTERN, INC.
A leading manufacturer of polypropylene twine for the hay
bailing marketplace.
     11% Senior Subordinated Note due 2010                    $1,806,250         3/1/00      1,717,433      1,678,729
     10% Junior Subordinated Note due 2010                    $  239,062         3/1/00        239,062        194,955
     Common Stock (B)                                       159,375 shs.         3/1/00         79,688         71,719
     Warrant, exercisable until 2010, to purchase common
     stock at $.01 per share (B)                            159,000 shs.         3/1/00        103,541          1,590
                                                                                            ----------     ----------
                                                                                             2,139,724      1,946,993
                                                                                            ----------     ----------
PRECISION DYNAMICS, INC.
A manufacturer of custom-designed solenoid valves and controls.
     Senior Secured Floating Rate Revolving Credit
     Facility due 2003                                        $  652,000        7/22/96        652,000        637,526
     Senior Secured Floating Rate Term Note due 2003          $2,070,100        7/22/96      2,070,100      2,031,803
     12% Senior Secured Term Note due 2004                    $  489,000        7/22/96        440,007        477,900
     8% Preferred Stock                                         339 shs.        7/22/96        231,929        192,710
     Common Stock (B)                                           599 shs.        7/22/96         28,978         14,489
     Warrant, exercisable until 2004, to purchase common
     stock at $.01 per share (B)                                322 shs.        7/22/96         97,800              3
                                                                                            ----------     ----------
                                                                                             3,520,814      3,354,431
                                                                                            ----------     ----------
PREMIUM FOODS GROUP
A manufacturer and distributor of branded meat products.
     12% Senior Subordinated Note due 2008                    $1,366,000        8/29/00      1,144,943      1,356,984
     Limited Partnership Interests of MHD Holdings, LLC       1.77% int.        8/29/00        759,000        683,100
     Warrant, exercisable until 2008, to purchase common
     stock at $.01 per share (B)                              5,566 shs.        8/29/00        233,738             56
                                                                                            ----------     ----------
                                                                                             2,137,681      2,040,140
                                                                                            ----------     ----------
PROCESS CHEMICALS, LLC
A specialty chemical company that manufactures process
chemicals for the fertilizer, asphalt and concrete industries.
     6% Redeemable Preferred Membership Interests             2,525 int.              *      2,780,992      2,469,521
     Common Membership Interests                              9,863 int.              *         13,049         38,802
                                                                                            ----------     ----------
                                                                                             2,794,041      2,508,323
                                                                                            ----------     ----------

* 7/31/97 and 1/4/99.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
June 30, 2001
(Unaudited)

                                                            Shares, Units,
                                                               Warrants,
                                                             Ownership or
                                                               Principal    Acquisition                    Fair Value
                                                                Amount          Date           Cost        at 6/30/01
                                                              ----------     ----------     ----------     ----------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products, related breeding and healthcare products and specialty genetics sold to the dairy and beef industries.
     11.67% Senior Secured Note due 2004                      $  450,155        8/12/94     $  450,155     $  270,093
     9.8% Redeemable Exchangeable Preferred Stock             1,004 shs.        8/12/94        100,350         20,070
     Common Stock (B)                                         1,492 shs.        8/12/94             --             --
                                                                                            ----------     ----------
                                                                                               550,505        290,163
                                                                                            ----------     ----------
PW EAGLE, INC. - O.T.C.
An extruder of small and medium diameter plastic pipe
and tubing in the United States.
     14% Senior Subordinated Note due 2007                    $3,400,244        9/16/99      3,400,244      3,634,181
     Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                     197,040 shs.        9/16/99              1      1,159,777
                                                                                            ----------     ----------
                                                                                             3,400,245      4,793,958
                                                                                            ----------     ----------
RENT-WAY, INC. - O.T.C.
An operator of rent-to-own stores across the United States.
     Warrant, exercisable until 2002, to purchase
     common stock at $9.94 per share (B)                     20,000 shs.        7/18/95             --         27,090
                                                                                            ----------     ----------
RK POLYMERS, LLC
A producer of styrenic block copolymers and highly
engineered synthetic elastomers.
     13% Senior Subordinated Notes due 2011                   $2,125,000        2/28/01      1,919,531      2,066,350
     Warrant, exercisable until 2011, to purchase common
     stock at $.01 per share (B)                                205 shs.        2/28/01        205,469              2
                                                                                            ----------     ----------
                                                                                             2,125,000      2,066,352
                                                                                            ----------     ----------
SAFETY SPEED CUT MANUFACTURING
A manufacturer of vertical panel saws and routers for the
wood working industry.
     Senior Secured Floating Rate Tranche A Note due 2007     $2,826,630         6/2/99      2,826,630      2,826,630
     12% Senior Secured Tranche B Note due 2007               $1,130,652         6/2/99      1,130,652      1,128,278
     Class B common stock (B)                                 1,480 shs.         6/2/99        256,212        219,277
                                                                                            ----------     ----------
                                                                                             4,213,494      4,174,185
                                                                                            ----------     ----------
SNYDER INDUSTRIES, INC.
A manufacturer of proprietary rotationally molded
polyethylene containers.
     12.5% Senior Subordinated Note due 2007                  $3,125,000        12/6/99      2,747,649      3,116,875
     Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                         513 shs.        12/6/99        426,136              5
                                                                                            ----------     ----------
                                                                                             3,173,785      3,116,880
                                                                                            ----------     ----------

--------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
June 30, 2001
(Unaudited)

                                                            Shares, Units,
                                                               Warrants,
                                                             Ownership or
                                                               Principal    Acquisition                    Fair Value
                                                                Amount          Date           Cost        at 6/30/01
                                                              ----------     ----------     ----------     ----------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

SPECTAGUARD ACQUISITION LLC
The tenth largest provider of security officers in the
United States.
     14% Senior Subordinated Note due 2008                    $2,027,930         3/1/00     $1,991,950     $2,013,328
     14% Preferred Stock                                        109 shs.         3/1/00        108,854         94,071
     Common Stock (B)                                       100,179 shs.         3/1/00         14,844         11,871
     Warrant, exercisable until 2008, to purchase common
     stock at $.01 per share (B)                            257,000 shs.         3/1/00         35,980          2,570
                                                                                            ----------     ----------
                                                                                             2,151,628      2,121,840
                                                                                            ----------     ----------
STAR INTERNATIONAL INC.
A manufacturer of commercial cooking appliances.
     11% Senior Secured Note due 2004                         $2,498,350        1/25/00      2,380,122      2,426,148
     9.65% Senior Secured Note due 2004                       $   703,81        5/27/94        703,881        674,385
     10.5% Subordinated Note due 2004                         $  716,418        5/27/94        716,418        659,893
     Common Stock (B)                                         4,310 shs.        5/27/94        259,735        137,874
     Warrant, exercisable until 2004, to purchase common
     stock at $.01 per share (B)                              4,621 shs.              *        171,830        147,780
                                                                                            ----------     ----------
                                                                                             4,231,986      4,046,080
                                                                                            ----------     ----------
STRATEGIC EQUIPMENT & SUPPLY PARTNERS, INC.
A provider of kitchen and restaurant design, equipment
fabrication and installation services.
     12% Senior Subordinated Note due 2008                    $3,875,000        1/14/00      3,283,789      3,783,550
     Warrant, exercisable until 2008, to purchase common
     stock at $.01 per share (B)                             34,162 shs.        1/14/00        658,750            342
                                                                                            ----------     ----------
                                                                                             3,942,539      3,783,892
                                                                                            ----------     ----------
SUPREME INDUSTRIES, INC. - A.S.E.
A manufacturer of specialized truck bodies.
     Common Stock (B)                                       105,202 shs.             **        267,325        435,536
     Common Stock of TGC Industries, Inc. (B)                 6,361 shs.        9/30/86          9,497          4,675
                                                                                            ----------     ----------
                                                                                               276,822        440,211
                                                                                            ----------     ----------
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such as
safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
     12.5% Senior Subordinated Note due 2007                  $2,712,000         2/5/98      2,427,350      2,718,509
     Common Stock (B)                                           630 shs.         2/4/98        630,000        567,000
     Warrants, exercisable until 2006, to purchase shares of
     Class B common stock at $.01 per share (B)                 444 shs.         2/5/98        368,832              4
                                                                                            ----------     ----------
                                                                                             3,426,182      3,285,513
                                                                                            ----------     ----------

* 5/27/94 and 1/25/00.
**5/23/79, 12/15/95 and 6/9/96.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
June 30, 2001
(Unaudited)

                                                            Shares, Units,
                                                               Warrants,
                                                             Ownership or
                                                               Principal    Acquisition                    Fair Value
                                                                Amount          Date           Cost        at 6/30/01
                                                              ----------     ----------     ----------     ----------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

THERMA-TRU CORPORATION
A manufacturer of residential exterior entry door systems.
     12.25% Senior Subordinated Note due 2009                 $1,236,000         5/9/00     $  967,539     $1,242,551
     Limited Partnership Interest of KT Holding
     Company L.P. (B)                                         0.52% int.         5/5/00        772,700        695,430
     Warrant, exercisable until 2009, to purchase common
     stock at $.01 per share (B)                                739 shs.         5/9/00        287,370              7
                                                                                            ----------     ----------
                                                                                             2,027,609      1,937,988
                                                                                            ----------     ----------
TIDEWATER HOLDINGS, INC.
An operator of a barge transportation line on the
Columbia/Snake River system.
     Convertible Preferred Stock, convertible into common     1,120 shs.        7/25/96      1,120,000        784,000
     stock at $1,000 per share (B)
     Warrant, exercisable until 2008, to purchase common
     stock at $.01 per share (B)                                474 shs.        7/25/96         48,216        331,632
                                                                                            ----------     ----------
                                                                                             1,168,216      1,115,632
                                                                                            ----------     ----------
TRANSMONTAIGNE OIL COMPANY - A.S.E.
An independent petroleum products marketing company.
     Common Stock (B)                                       333,326 shs.              *      1,109,177      1,739,961
                                                                                            ----------     ----------
TREND TECHNOLOGIES, INC.
A manufacturer and assembler of plastic injection molded
and stamped metal parts.
     Limited Partnership Interests of Riverside V
     Holding Company L.P.                                     8.28% int.             **        198,167        138,713
     Limited Partnership Interests of Riverside V-A
     Holding Company L.P.                                     8.28% int.             **        541,133        351,733
                                                                                            ----------     ----------
                                                                                               739,300        490,446
                                                                                            ----------     ----------
TRIDEX CORP. - O.T.C.
A designer and manufacturer of point-of-sale monitors and
keyboards used by retailers and restaurants.
     12% Senior Subordinated Note due 2005 (B)                $3,000,000        4/17/98      3,000,000        300,000
     Common Stock (B)                                        71,429 shs.        4/17/98        500,003             --
     Warrant, exercisable until 2005, to purchase common
     stock at $2.03 per share (B)                           218,182 shs.        5/26/98              1             --
                                                                                            ----------     ----------
                                                                                             3,500,004        300,000
                                                                                            ----------     ----------

* 3/28/91, 12/18/91, 9/30/92, 9/30/93, 9/30/94, 3/31/95 and 5/9/95.
**3/21/97, 10/16/97, 11/19/97 and 3/12/99.
--------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
June 30, 2001
(Unaudited)

                                                            Shares, Units,
                                                               Warrants,
                                                             Ownership or
                                                               Principal    Acquisition                    Fair Value
                                                                Amount          Date           Cost        at 6/30/01
                                                              ----------     ----------     ----------     ----------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

TRONAIR, INC.
A designer, engineer and manufacturer of ground support
equipment for the business, commuter and commercial
aviation markets.
     10.5% Senior Secured Term Note due 2008                  $2,368,750        1/20/00     $2,368,750     $2,312,137
     12% Senior Subordinated Note due 2010                    $1,326,500        1/20/00      1,236,167      1,275,032
     Common Stock (B)                                       227,400 shs.        1/20/00        227,400        181,920
     Warrant, exercisable until 2010, to purchase
     common stock at $.01 per share (B)                     260,563 shs.        1/20/00         98,540          2,606
                                                                                            ----------     ----------
                                                                                             3,930,857      3,771,695
                                                                                            ----------     ----------
TRUSEAL TECHNOLOGIES, INC.
A manufacturer of sealant systems for the North American
window and door market.
     12.25% Senior Subordinated Note due 2006                 $2,675,000        6/23/97      2,426,847      2,650,122
     Limited Partnership Interests (B)                        3.05% int.        6/17/97        824,600        742,140
     Warrant, exercisable until 2006, to purchase limited
     partnership interests at $.01 per unit (B)               1,258 uts.        6/23/97        376,932            294
                                                                                            ----------     ----------
                                                                                             3,628,379      3,392,556
                                                                                            ----------     ----------
TVI, INC.
A retailer of used clothing in the United States, Canada
and Australia.
     15.971% Subordinated Note due 2008                       $1,918,873         5/2/00      1,836,806      1,901,028
     Common Stock (B)                                       354,167 shs.         5/2/00        354,167        318,750
                                                                                            ----------     ----------
                                                                                             2,190,973      2,219,778
                                                                                            ----------     ----------
U.S. NETTING, INC.
A manufacturer of plastic netting for a wide variety of
industries.
     Senior Secured Revolving Credit Facility due 2005        $  279,450         5/3/95        279,450        142,324
     11% Senior Secured Note due 2005                         $  959,443         5/3/95        959,443        639,661
     12% Subordinated Note due 2005                           $  652,050         5/3/95        632,840        394,621
     Common Stock (B)                                         4,911 shs.         5/3/95        391,230          4,911
     Warrant, exercisable until 2005, to purchase common
     stock at $.01 per share (B)                              2,795 shs.         5/3/95         35,923             28
                                                                                            ----------     ----------
                                                                                             2,298,886      1,181,545
                                                                                            ----------     ----------
USFLOW CORPORATION
A distributor of industrial pipes, valves and fittings.
     12.5% Senior Subordinated Note due 2007                  $3,463,000       12/14/99      3,053,514      3,346,643
     Class B Common Stock (B)                                   664 shs.       12/14/99        664,200        531,360
     Warrant, exercisable until 2007, to purchase common
     stock at $.01 per share (B)                                565 shs.       12/14/99        461,733              6
                                                                                            ----------     ----------
                                                                                             4,179,447      3,878,009
                                                                                            ----------     ----------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
June 30, 2001
(Unaudited)

                                                            Shares, Units,
                                                               Warrants,
                                                             Ownership or
                                                               Principal    Acquisition                    Fair Value
                                                                Amount          Date           Cost        at 6/30/01
                                                              ----------     ----------     ----------     ----------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

VICTORY VENTURES, LLC
An acquirer of controlling or substantial interests in other entities.
     Series A Preferred Units (B)                                 1 uts.        12/2/96     $        1     $        2
                                                                                            ----------     ----------
VITEX PACKAGING, INC.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags.
     12% Senior Secured Tranche B Note due 2008               $2,045,265       12/18/00      1,884,064      2,028,494
     Limited Partnership Interests of Riverside VI
     Holding Company L.P.                                     4.80% int.              *        351,315        281,043
     Limited Partnership Interests of Riverside Capital
     Appreciation Fund (B)                                    0.75% int.       12/18/00         79,735         63,804
     Warrant, exercisable until 2007, to purchase common
     stock at $.01 per share (B)                                308 shs.             **        227,729              3
                                                                                            ----------     ----------
                                                                                             2,542,843      2,373,344
                                                                                            ----------     ----------
WASHINGTON INVENTORY SERVICES, INC.
A provider of physical inventory taking and other related
services to retailers.
     12.5% Senior Subordinated Note due 2008                  $1,646,881        11/3/00      1,599,165      1,680,477
     Senior Preferred Stock (B)                               4,692 shs.        11/1/00        469,160        462,123
     Class B Common Stock (B)                                 8,959 shs.        11/1/00          8,959          8,063
     Warrant, exercisable until 2008, to purchase common
     stock at $.01 per share (B)                              3,979 shs.        11/3/00         49,804             40
                                                                                            ----------     ----------
                                                                                             2,127,088      2,150,703
                                                                                            ----------     ----------
TOTAL PRIVATE PLACEMENT INVESTMENTS                                                        193,374,487    162,737,979
                                                                                            ==========     ==========

*12/30/97 and 9/9/99.
** 1/2/98 and 12/18/00.


--------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
June 30, 2001
(Unaudited)

                                                                                Shares or
                                                    Interest        Due         Principal                      Fair Value
CORPORATE RESTRICTED SECURITIES (A) (Continued)       Rate          Date          Amount          Cost         at 6/30/01
                                                    --------      --------     -----------     -----------     -----------
RULE 144A SECURITIES - 3.18%: (A)

BONDS - 0.16%
  Climachem, Inc.                                    10.750%      12/01/07     $   175,000    $    168,000    $     67,375
  Cuddy International Corp. (B)                      10.750       12/01/07         525,000         517,157         231,000
                                                                               -----------     -----------     -----------
   TOTAL BONDS                                                                 $   700,000         685,157         298,375

CONVERTIBLE BONDS - 2.46%
  Commscope, Inc.                                     4.000       12/15/06     $   250,000         250,000         212,712
  Echostar Communications, Inc.                       4.875       01/01/07         400,000         400,000         375,924
  First American Financial Company                    4.500       04/15/08         220,000         220,000         217,518
  Home Depot Exchangeable Trust                       1.000       02/14/06       1,315,000       1,162,953       1,185,144
  Hyperion Solutions Corp.                            4.500       03/15/05         200,000         200,000         161,188
  Sanmina Corporation                                 0.000       09/12/20       2,300,000         957,375         833,244
  Telewest Finance                                    6.000       07/07/05         405,000         280,462         287,432
  Triquint Semiconductor, Inc.                        4.000       03/01/07         225,000         168,442         158,062
  Viropharma, Inc.                                    6.000       03/01/07         215,000         147,282         112,606
  Vitesse Semiconductor Corp.                         4.000       03/15/05       1,215,000         908,500         987,151
                                                                               -----------     -----------     -----------
   TOTAL CONVERTIBLE BONDS                                                     $ 6,745,000       4,695,014       4,530,981

CONVERTIBLE PREFERRED STOCK - 0.54%
  D T Industries, Inc. (B)                                                          40,000       2,000,000       1,000,000
                                                                                               -----------     -----------
   TOTAL CONVERTIBLE PREFERRED STOCK                                                             2,000,000       1,000,000
                                                                                               -----------     -----------

COMMON STOCK - 0.00%
  Jordan Telecom Products (B)                                                           70          14,000           1,400
                                                                                               -----------     -----------
   TOTAL COMMON STOCK                                                                               14,000           1,400
                                                                                               -----------     -----------

WARRANTS - 0.02%
  Winsloew Escrow Corporation (B)                                                      900               9          45,000
                                                                                               -----------     -----------
   TOTAL WARRANTS                                                                                        9          45,000
                                                                                               -----------     -----------
TOTAL RULE 144A SECURITIES                                                                       7,394,180       5,875,756
                                                                                               -----------     -----------
TOTAL CORPORATE RESTRICTED SECURITIES                                                          200,768,667     168,613,735
                                                                                               -----------     -----------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
June 30, 2001
(Unaudited)

                                                                                Shares or
                                                    Interest        Due         Principal         Cost         Fair Value
CORPORATE PUBLIC SECURITIES - 11.05%: (A)             Rate          Date          Amount        (Note 2B)      at 6/30/01
                                                    --------      --------     -----------     -----------     -----------
BONDS - 2.79%
  360 Networks, Inc.                                 12.000%      08/01/09     $ 1,200,000    $    885,000    $     15,000
  Central Tractor                                    10.625       04/01/07         600,000         586,500          30,000
  Derby Cycle Corp.                                  10.000       05/15/08         460,000         460,000         184,000
  EV International, Inc.                             11.000       03/15/07         750,000         450,000         277,500
  GFSI, Inc.                                          9.625       03/01/07         145,000         121,289         110,200
  Haynes International, Inc.                         11.625       09/01/04         640,000         577,000         342,400
  LLS Corp.                                          11.625       08/01/09         500,000         445,000         375,000
  MCMS, Inc.                                          9.750       03/01/08         600,000         600,000          90,000
  Neff Corp.                                         10.250       06/01/08         230,000         227,688         126,500
  Numatics, Inc.                                      9.625       04/01/08         820,000         788,748         516,600
  Remington Products Co.                             11.000       05/15/06         600,000         595,506         583,500
  Sports Club Co.                                    11.375       03/15/06         600,000         582,000         540,000
  United Refining Co.                                10.750       06/15/07       1,365,000       1,365,000       1,037,400
  Winsloew Escrow Corp.                              12.750       08/15/07         900,000         879,472         834,750
  Woods Equipment Co., Inc.                          12.000       07/15/09         800,000         800,000          80,000
                                                                               -----------     -----------     -----------
   TOTAL BONDS                                                                 $10,210,000       9,363,203       5,142,850
                                                                               ===========     ===========     ===========

COMMON STOCK - 3.83%
  American Country Holdings Inc. (B)                                               101,397         760,886         197,724
  Budget Group, Inc. (B)                                                            95,456       1,996,621         229,094
  Computer Horizons Corp. (B)                                                       32,068         301,942          99,731
  Convera Corp. (B)                                                                 38,950       1,427,283         194,750
  Dreamlife, Inc. (B)                                                               73,125         813,719          69,469
  Florist Transworld Delivery, Inc. (B)                                             29,374          41,258         212,961
  HCI Direct, Inc. (B)                                                               1,000            --              --
  Kraft Foods Inc. (B)                                                              42,550       1,319,050       1,319,050
  Mediacom Communications (B)                                                       22,750         346,255         318,500
  PepsiAmericas, Inc.                                                               92,145       2,006,365       1,225,529
  Proton Energy Systems, Inc. (B)                                                   26,000         328,859         312,000
  Rent-Way, Inc. (B)                                                                60,363         600,009         657,957
  Swiss Army Brands, Inc. (B)                                                       39,000         393,825         261,300
  Titan Corporation (B)                                                             58,052         173,221       1,329,391
  Tycom LTD (B)                                                                     32,500       1,040,000         559,000
  Vina Technologies, Inc.                                                              572           1,687             801
  Willis Group Holdings Limited                                                      3,800          51,300          67,450
                                                                                               -----------     -----------
   TOTAL COMMON STOCK                                                                           11,602,280       7,054,707
                                                                                               -----------     -----------

--------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
June 30, 2001
(Unaudited)

                                                                                Shares or
                                                    Interest        Due         Principal                      Fair Value
CORPORATE PUBLIC SECURITIES (A) (Continued)           Rate          Date          Amount          Cost         at 6/30/01
                                                    --------      --------     -----------     -----------     -----------
CONVERTIBLE BONDS - 4.42%
  Charter Communications, Inc.                        4.750%      06/01/06     $   660,000    $    660,000    $    697,125
  Commscope, Inc.                                     4.000       12/15/06         105,000          90,694          89,339
  Corning, Inc.                                       0.000       11/08/15         795,000         589,829         448,833
  Cox Communications, Inc.                            0.426       04/19/20       3,260,000       1,320,923       1,348,825
  Cypress Semiconductor Corp.                         4.000       02/01/05         210,000         210,000         190,166
  Echostar Communications                             4.875       01/01/07       1,000,000         805,000         939,810
  Hyperion Solutions, Inc.                            4.500       03/15/05          50,000          35,500          40,297
  ITC/Deltacom, Inc.                                  4.500       05/15/06         870,000         421,950         412,162
  Kellstorm Industries, Inc.                          5.500       06/15/03         975,000         833,150         245,125
  Mediacom Communications                             5.250       07/01/06       1,400,000       1,400,000       1,566,110
  Nextel Communications                               5.250       01/15/01       1,425,000       1,052,625         816,625
  SCI Systems, Inc.                                   3.000       03/15/07         800,000         727,037         636,128
  Sanmina Corp.                                       0.000       09/12/20       2,000,000         714,914         724,560
                                                                               -----------     -----------     -----------
   TOTAL CONVERTIBLE BONDS                                                     $13,550,000       8,861,622       8,155,105
                                                                               ===========     ===========     ===========

WARRANTS - 0.01%
  American Country Holdings, Inc. (B)                                              183,117          45,779          23,805
                                                                                               -----------     -----------
   TOTAL WARRANTS                                                                                   45,779          23,805
                                                                                               -----------     -----------
TOTAL CORPORATE PUBLIC SECURITIES                                                               29,872,884      20,376,467
                                                                                               -----------     -----------

                                                    Interest        Due         Principal                      Fair Value
SHORT-TERM SECURITIES                              Rate/Yield       Date          Amount          Cost         at 6/30/01
                                                    --------      --------     -----------     -----------     -----------
COMMERCIAL PAPER - 0.52%
  V F Corporation                                     4.200%      07/02/01     $   965,000    $    964,887    $    964,887
                                                                               -----------    ------------    ------------
TOTAL SHORT-TERM SECURITIES                                                    $   965,000         964,887         964,887
                                                                               ===========    ============    ============

TOTAL INVESTMENTS                                    102.98%                                  $231,606,438    $189,955,089
                                                                                              ============    ============
  Other Assets                                         8.70                                                     16,045,154
  Liabilities                                        (11.68)                                                   (21,544,374)
                                                     ------                                                   ------------
TOTAL NET ASSETS                                     100.00%                                                  $184,455,869
                                                     ======                                                   ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B) Non-income producing security.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
June 30, 2001
(Unaudited)

                            INDUSTRY CLASSIFICATION

CORPORATE RESTRICTED SECURITIES:                                  FAIR VALUE
                                                                  AT 6/30/01
                                                               -------------
AUTOMOBILE - 3.79%
America's Body Co./LCP Holding Co.                             $   3,468,456
LIH Investors, L.P.                                                3,520,769
                                                               -------------
                                                                   6,989,225
                                                               -------------
BEVERAGE, FOOD &
TOBACCO - 2.59%
Beta Brands, Inc.                                                  1,917,059
Cains Foods, L.P.                                                    823,469
Premium Foods Group                                                2,040,140
                                                               -------------
                                                                   4,780,668
                                                               -------------
BROADCASTING &
ENTERTAINMENT - 0.20%
Echostar Communications, Inc.                                        375,924
                                                               -------------
BUILDINGS & REAL ESTATE - 7.42%
Adorn, Inc.                                                        2,108,569
PGT Industries, Inc.                                               2,022,026
Strategic Equipment & Supply Partners, Inc                         3,783,892
Supreme Industries, Inc.                                             440,211
Therma-Tru Corporation                                             1,937,988
Truseal Technologies, Inc.                                         3,392,556
                                                               -------------
                                                                  13,685,242
                                                               -------------
CARGO TRANSPORT - 1.71%
Kenan Advantage Group, Inc.                                        2,036,769
Tidewater Holdings, Inc.                                           1,115,632
                                                               -------------
                                                                   3,152,401
                                                               -------------
CHEMICAL, PLASTICS &
RUBBER - 3.39%
Process Chemicals, LLC                                             2,508,323
RK Polymers, LLC                                                   2,066,352
Trend Technologies, Inc.                                             490,446
U.S. Netting, Inc.                                                 1,181,545
                                                               -------------
                                                                   6,246,666
                                                               -------------
CONSUMER PRODUCTS - 9.77%
Alpha Shirt Company                                                3,923,644
Colibri Holdings Corporation                                       1,949,797
Consumer Product Enterprises, Inc.                                   839,623
Corvest Promotional Products, Inc.                                 4,035,407
G C-Sun Holdings, LP                                               1,797,194
Keepsake Quilting, Inc.                                            2,188,252
The Tranzonic Companies                                            3,285,513
                                                               -------------
                                                                  18,019,430
                                                               -------------

CORPORATE RESTRICTED SECURITIES: (CONT.)                          FAIR VALUE
                                                                  AT 6/30/01
                                                               -------------
CONTAINERS, PACKAGING &
GLASS - 5.64%
C & K Manufacturing and Sales Company                          $     668,313
Capitol Specialty Plastics, Inc.                                         403
Fleming Acquisition Corporation                                      171,731
Plassein Packaging, Inc.                                           1,749,862
PPI Holdings Company                                               2,330,275
Snyder Industries, Inc.                                            3,116,880
Vitex Packaging, Inc.                                              2,373,344
                                                               -------------
                                                                  10,410,808
                                                               -------------
DIVERSIFIED/CONGLOMERATE,
MANUFACTURING - 13.87%
D T Industries, Inc.                                               1,000,000
Evans Consoles, Inc.                                               3,122,326
Highgate Capital, LLC                                                700,000
Hussey Seating Company                                             2,424,601
Jackson Products, Inc.                                               921,848
Jason, Inc.                                                        1,949,378
Maxtec International Corp.                                           669,209
NPC, Inc.                                                          4,495,118
PAR Acquisition Corp.                                              1,334,666
PW Eagle, Inc.                                                     4,793,958
Safety Speed Cut Manufacturing                                     4,174,185
                                                               -------------
                                                                  25,585,289
                                                               -------------
DIVERSIFIED/CONGLOMERATE,
SERVICE - 9.34%
Diversco, Inc./DHI Holdings, Inc.                                  1,492,686
Examination Management Services, Inc.                              3,959,404
Hamilton Funeral Services                                          2,377,111
Lancaster Laboratories, Inc.                                       2,081,348
Magnetic Data Technologies, Inc./
MDT Holdings LLC                                                   2,095,708
Pharmaceutical Buyers, Inc.                                          956,107
SpectaGuard Acquisition LLC                                        2,121,840
Washington Inventory Services, Inc.                                2,150,703
                                                               -------------
                                                                  17,234,907
                                                               -------------
ELECTRONICS - 7.50%
Coining Operations of America                                      2,385,328
Commscope, Inc.                                                      212,712
Directed Electronics, Inc.                                         4,201,293
Evolve Software, Inc.                                                    735
Fairmarket, Inc.                                                         371
Hyperion Solutions Corp.                                             161,188
iBEAM Broadcasting Corp., Inc.                                         2,360
Integration Technology Systems, Inc.                               2,229,696
Precision Dynamics, Inc.                                           3,354,431
Sanmina Corporation                                                  833,244
Tridex Corp.                                                         300,000
Triquint Semiconductor, Inc.                                         158,062
                                                               -------------
                                                                  13,839,420
                                                               -------------

--------------------------------------------------------------------------------
26

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

CORPORATE RESTRICTED SECURITIES: (CONT.)                          FAIR VALUE
                                                                  AT 6/30/01
                                                               -------------

FARMING & AGRICULTURE - 1.34%
Cuddy International Corp.                                      $     231,000
Polymer Technologies, Inc./Poli-Twine
Western, Inc.                                                      1,946,993
Protein Genetics, Inc.                                               290,163
                                                               -------------
                                                                   2,468,156
                                                               -------------
FINANCE - 0.27%
First American Financial Corp.                                       217,518
Telewest Finance                                                     287,432
                                                               -------------
                                                                     504,950
                                                               -------------
HEALTHCARE, EDUCATION &
CHILDCARE - 4.35%
DHD Healthcare, Inc.                                               2,058,910
Enzymatic Therapy, Inc.                                            2,021,518
Nexell Therapeutics                                                3,835,549
Viropharma, Inc.                                                     112,606
                                                               -------------
                                                                   8,028,583
                                                               -------------
HOME & OFFICE FURNISHINGS,
HOUSEWARES, AND DURABLE
CONSUMER PRODUCTS - 5.60%
Fasteners for Retail, Inc.                                         4,276,006
Moss, Inc.                                                         2,009,924
Star International Holdings, Inc.                                  4,046,080
                                                               -------------
                                                                  10,332,010
                                                               -------------
LEISURE, AMUSEMENT,
ENTERTAINMENT - 4.41%
Adventure Entertainment Corporation                                  249,643
Grand Expeditions, Inc.                                            2,029,900
Merit Industries, Inc.                                             1,768,965
Olympic Boat Centers, Inc.                                         4,087,862
                                                               -------------
                                                                   8,136,370
                                                               -------------
MINING, STEEL, IRON & NON
PRECIOUS METALS - 1.18%
Better Minerals & Aggregates                                       2,173,968
                                                               -------------

CORPORATE RESTRICTED SECURITIES: (CONT.)                          FAIR VALUE
                                                                  AT 6/30/01
                                                               -------------
MISCELLANEOUS - 2.26%
CapeSuccess LLC                                                $     105,196
Climachem, Inc.                                                       67,375
East River Ventures LP                                                28,972
Immedient Corporation                                                 33,932
USFlow Corporation                                                 3,878,009
Victory Ventures, LLC 2
Winsloew Escrow Corporation                                           45,000
                                                               -------------
                                                                   4,158,486
                                                               -------------
OIL AND GAS - 0.94%
Chaparral Resources, Inc.                                                295
Golden Bear Oil Specialties                                             --
TransMontaigne Oil Company                                         1,739,961
                                                               -------------
                                                                   1,740,256
                                                               -------------
PERSONAL TRANSPORTATION - 2.05%
Tronair, Inc.                                                      3,771,695
RETAIL STORES - 1.86%
Home Depot Exchangeable Trust                                      1,185,144
Rent-Way, Inc.                                                        27,090
TVI, Inc.                                                          2,219,778
                                                               -------------
                                                                   3,432,012
                                                               -------------
TELECOMMUNICATIONS - 0.54%
Jordan Telecom Products                                                1,400
Vitesse Semiconductor Corp.                                          987,151
                                                               -------------
                                                                     988,551
                                                               -------------
TEXTILES - 1.39%
Kappler Safety Group, Inc.                                         2,558,718
                                                               -------------
TOTAL CORPORATE RESTRICTED
SECURITIES - 91.41%                                            $ 168,613,735
                                                               =============

--------------------------------------------------------------------------------

NOTES TOFINANCIAL STATEMENTS                      MASSMUTUAL CORPORATE INVESTORS
(Unaudited)

1. HISTORY

MassMutual Corporate Investors (the "Trust") is a closed-end, non-diversified investment company. David L. Babson & Company Inc. ("Babson") acts as its investment adviser.

The Trust commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985.

On January 27, 1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary ("MMCI Subsidiary Trust") for the purpose of holding certain investments. The results of MMCI Subsidiary Trust have been consolidated in the accompanying financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States.

A. VALUATION OF INVESTMENTS:

Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in or restrictions on resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a directly negotiated transaction to a limited number of purchasers or in a public offering for which a registration statement is in effect under the Securities Act of 1933.

The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Board of Trustees of the Trust (the "Trustees"). Each restricted security is valued by the Trustees at the time of the acquisition thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

--------------------------------------------------------------------------------
28

NOTES TO FINANCIAL STATEMENTS (CONTINUED)         MASSMUTUAL CORPORATE INVESTORS

When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust (otherwise than as Trustees) or of Babson. In making valuations, the Trustees will consider reports by Babson analyzing each portfolio security in accordance with the relevant factors referred to above. Babson has agreed to provide such reports to the Trust at least quarterly.

The financial statements include restricted securities valued at $168,613,735 (91.41% of net assets) as of June 30, 2001 ($192,661,176 at June 30, 2000) whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of June 30, 2001, subject to discount where appropriate, and are approved by the Trustees.

Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

B. ACCOUNTING FOR INVESTMENTS:

Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

The cost basis of debt securities is not adjusted for amortization of premium since the Trust does not generally intend to hold such investments until maturity; however, the Trust has elected to accrue, for financial reporting purposes, certain discounts which are required to be accrued for federal income tax purposes.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

C. USE OF ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)         MASSMUTUAL CORPORATE INVESTORS

D. FEDERAL INCOME TAXES:

No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute all or a portion of such net gains.

3. MANAGEMENT FEE

Under an investment services contract, Babson has agreed to invest for MassMutual Life Insurance Company's ("MassMutual") general account concurrently with the Trust in each restricted security purchased by the Trust. Babson, in addition to originating and sharing in the purchase of such securities, represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Babson provides a continuing review of the investment operations of the Trust. Babson also provides the Trust with office space and office equipment, safekeeping facilities, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

Under the investment services contract, as amended July 1, 1988, the Trust pays Babson a quarterly base rate (the "Base Fee Rate") of 5/16 of 1% of the value of the Trust's net assets as of the end of each fiscal quarter, approximately equivalent to 1.25% of the net asset value of the Trust on an annual basis, plus or minus a quarterly performance adjustment (the "Performance Adjustment") of up to 1/16 of 1% approximately equivalent to .25% on an annual basis. The Performance Adjustment is based on the Trust's performance as compared to a benchmark rate of return (the "Target Rate") equal to 5.0 percentage points plus an unweighted, arithmetic average of the rates of return on the Standard & Poor's Industrial Stock Price Index and the Lehman Brothers Intermediate Corporate Bond Index over a rolling three-year period (the "Measurement Period") comprising the twelve quarters ending on the last day of each quarter (the "Valuation Date"). The Performance Adjustment is equal to 5% of the difference between the Trust's actual rate of return over the Measurement Period and the Target Rate. If the Trust's actual rate of return exceeds the Target Rate, the Base Fee Rate is increased by an amount equal to the Performance Adjustment; if the Trust's actual rate of return is less than the Target Rate, the Base Fee Rate is reduced by the Performance Adjustment. The advisory fee payable by the Trust is equal to the Base Fee Rate (as adjusted by the Performance Adjustment) times the net asset value of the Trust as of the Valuation Date. The Performance Adjustment for the quarters ended March 31 and June 30, 2001 was:

                                     PERFORMANCE
                                      ADJUSTMENT        AMOUNT
                                      ----------        ------
           March 31, 2001               0.0625%        $113,989
           June 30, 2001                0.0625%        $115,719

--------------------------------------------------------------------------------
30

NOTES TO FINANCIAL STATEMENTS (CONTINUED)         MASSMUTUAL CORPORATE INVESTORS

4. SENIOR SECURED INDEBTEDNESS

A. NOTE PAYABLE

On November 5, 1993, the Trust sold to MassMutual at par a $20,000,000 Senior Fixed Rate Convertible Note due November 15, 2000 (the "Note") which accrues at 5.33% per annum. The Note holder, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion.

In agreement with MassMutual, the Note's maturity has been extended for an additional seven years from November 15, 2000. The Note is due November 15, 2007 and will accrue at 7.39% per annum. For each of the periods ended June 30, 2001 and 2000, the Trust incurred total interest expense on the Note of $739,000 and $533,000, respectively.

B. REVOLVING CREDIT AGREEMENT

The Trust entered into a Revolving Credit Agreement with Fleet National Bank as of June 29, 2000, in the principal amount of $25,000,000, maturing on May 31, 2005. The interest rate on the outstanding revolving loan is determined for periods of one, three or six months (as selected by the Trust) and is set at an annual rate equal to LIBOR (London Interbank Offered Rate) plus 0.37%. The Trust also agreed to pay an up-front fee equal to 0.10% on the total commitment. The facility fee is 0.15% per annum of the total commitment.

As of June 30, 2001 and 2001, there were no outstanding loans drawn against the revolving credit facility. For the period ended June 30, 2001 and 2000, the Trust incurred $18,596 and $0 in expense related to the undrawn portion.

5. PURCHASES AND SALES OF INVESTMENTS

                                             FOR THE                FOR THE
                                            SIX MONTHS             SIX MONTHS
                                         ENDED 6/30/2001        ENDED 6/30/2000
                                           ------------           ------------
                                              COST OF INVESTMENTS ACQUIRED
                                           -----------------------------------

Corporate restricted securities            $ 15,248,269           $ 58,387,854
Corporate public securities                   8,829,406             19,899,783
Short-term securities                       294,515,627            315,506,911

                                            PROCEEDS FROM SALES OR MATURITIES
                                           -----------------------------------
Corporate restricted securities            $ 25,544,763           $ 55,997,040
Corporate public securities                  10,029,326             32,415,884
Short-term securities                       300,673,049            321,904,249

The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of June 30, 2001. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of June 30, 2001 is $41,651,349 and consists of $15,026,434 appreciation and $56,677,783 depreciation.

The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of June 30, 2000. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of June 30, 2000 is $14,337,232 and consists of $23,441,407 appreciation and $37,778,639 depreciation.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)         MASSMUTUAL CORPORATE INVESTORS

6. Quarterly Results of Investment Operations


                                                    PER                     PER
                                     AMOUNT        SHARE     AMOUNT        SHARE
                                     ------        -----     ------        -----

                                MARCH 31, 2001           MARCH 31, 2000
                                --------------           --------------

Investment income                $ 4,901,147              $ 4,958,909
Net investment income              3,729,498     $ 0.43     4,063,971     $ 0.47
Net realized and unrealized
gain (loss)on investments         (1,686,474)     (0.18)   11,553,274       1.35

                                 JUNE 30, 2001            JUNE 30, 2000
                                 -------------            -------------

Investment income                  5,051,877                5,365,267
Net investment income              3,844,565       0.44     4,211,896       0.49
Net realized and unrealized
gain on investments                2,449,657       0.29     6,468,569       0.76















--------------------------------------------------------------------------------
32

    TRUSTEES                                         OFFICERS

Donald E. Benson*                  Stuart H. Reese,             Chairman
Milton Cooper                      Richard G. Dooley,           Vice Chairman
Richard G. Dooley                  Robert E. Joyal,             President
Donald Glickman                    Charles C. McCobb, Jr.,      Vice President &
Martin T. Hart*                                                 Chief Financial
Jack A. Laughery                                                Officer
Corine T. Norgaard*                Stephen L. Kuhn,             Vice President &
Stuart H. Reese                                                 Secretary
                                   Michael P. Hermsen,          Vice President
                                   Mary Wilson Kibbe,           Vice President
                                   Michael L. Klofas,           Vice President
                                   Richard C. Morrison,         Vice President
                                   Clifford M. Noreen,          Vice President
                                   Mark B. Ackerman,            Treasurer
                                   John P. Davitt, Jr.,         Comptroller


*Member of the Audit Committee



                 DIVIDEND REINVESTMENT AND SHARE PURCHASE PLAN

MassMutual Corporate Investors offers a Dividend Reinvestment and Share Purchase Plan. The Plan provides a simple way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. A shareholder may join the Plan by filling out and mailing an authorization card to Shareholder Financial Services, Inc., the Transfer Agent. Participating shareholders will continue to participate until they notify the Transfer Agent, in writing, of their desire to terminate participation. Unless a shareholder elects to participate in the Plan, he or she will, in effect, have elected to receive dividends and distributions in cash.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $10 nor more than $5,000 per quarter.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Corporate Investors' Dividend Reinvestment and Share Purchase Plan, P.O. Box 173673, Denver CO 80217-3673.